Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net Loss	$ (49,389,758)	$ (52,434,767)	$ (27,834,390)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	1,231,919	607,164	169,310
Share-based compensation cost in relation to disposition of Yisheng	522,251
Share-based compensation cost in relation to acquisition of Ku6		1,284,766
Depreciation and amortization	5,197,444	5,266,212	1,798,396
Amortization and write-down of licensed video copyrights	3,721,696	15,751,814
Impairment for goodwill			3,592,933
Impairment for investment in affiliated company			209,848
Impairment of intangible assets	1,365,376		3,542,071
Bad debt provision	3,459,826	1,474,568	3,819,894
Inventory provision		84,481	238,370
Exchange loss (gains)	292,296	(898,682)	17,198
Equity in losses of affiliated companies	263,313		704,224
Gain from disposal of subsidiay		(4,486,786)	(221,899)
Losses (gain) on disposal of property and equipment	2,977,098	196,969	(5,843)
Change in fair value of contingent consideration			(352,217)
Changes in assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	3,815,524	(8,678,575)	5,883,070
Prepaid expenses and other current assets	(1,519,380)	(796,237)	2,737,066
Amount due from related parties	(3,913,409)	(2,836,461)	732,563
Deposits and other non-current assets	(306,741)	(414)	439,859
Inventories	31,038	(94,101)	(130,333)
Deferred taxes	(99,479)	(72,985)	(530,190)
Accounts payable	(7,906,294)	8,753,566	579,864
Notes payable		(54,218)	22,901
Accrued expenses and other current liabilities	621,237	5,976,116	2,283,336
Amount due to related parties	461,247	1,408,305	(78,307)
Income tax payable	0	(20,633)	290,670
Net cash used in operating activities	(39,174,796)	(29,569,898)	(2,091,606)
Investing activities:
(Increase)/decrease of short-term investments		10,000,000	(10,000,000)
Purchase of property and equipment	(2,362,785)	(6,586,819)	(867,061)
Proceeds from disposal of property and equipment			80,498
Purchase of intangible assets			(66,258)
Payment for licensed video copyright	(5,529,949)	(15,046,257)
Proceeds (cash-out) from disposal of subsidiaries, net of cash disposed (nil, $669,705 and $111,597 for the years ended December 31, 2009, 2010 and 2011, respectively)	(111,597)	4,376,048	254,102
Acquisition of subsidiaries, net of cash acquired ($1,034,308, $329,743 and nil for the years ended December 31, 2009, 2010 and 2011, respectively)		329,743	1,034,308
Cash received upon consolidation of a subsidiary contributed by Shanda			633,424
Proceeds from disposal of wireless value-added service and recorded music businesses to Shanda, net of cash disposed ($24,948,577 for the year ended December 31, 2010)		12,295,323
Restricted cash for pledge of bank loans	(3,600,000)
Loan to related parties under common control by Shanda	(14,108,019)	(3,200,000)
Net cash provided by (used in) investing activities	(25,712,350)	2,168,038	(8,930,987)
Financing activities:
Proceeds from exercise of stock options	3,750	20,350	2,500
Proceeds from issuance of ordinary shares to Shanda	50,000,000
Proceeds from issuance of Convertible Bond to Shanda	50,000,000
Cash paid for redemption of Convertible Bond to Shanda	(50,000,000)
Cash injection into VIE subsidiary by Shanda			1,083,057
Borrowings from bank	3,177,680
Borrowings from related parties under common control by Shanda	13,335,896	4,596,001
Repayment for loans from related parties under common control of Shanda	(3,189,527)
Cash injection in VIE subsidiary by non-controlling shareholders			362,773
Net cash provided by financing activities	63,327,799	4,616,351	1,448,330
Effect of exchange rate changes on cash and cash equivalents	1,014,955	336,394	(154,506)
Net decrease in cash and cash equivalents	(544,392)	(22,449,115)	(9,728,769)
Cash and cash equivalents, beginning of year	27,294,819	49,743,934	59,472,703
Cash and cash equivalents, end of the year	26,750,427	27,294,819	49,743,934
Supplemental disclosures of cash flow information:
Loan interests paid	703,108	30,903
Income taxes paid		23,047	465,696
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable related to purchase of property and equipment		2,045,032
Accounts payable related to licensed video copyright	1,108,057	2,946,304
Issuance of ordinary shares to Shanda for Yisheng		12,461,538
Purchase of additional equity interests of Yisheng from non-controlling shareholders		4,153,846
Issuance of ordinary shares related to acquisition of Ku6 Holding Limited		$ 28,875,000